Label	Element	Value
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	110.80%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.20%)
Pacer Swan SOS Moderate (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.70%
Pacer Swan SOS Moderate (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.60%)
Pacer Swan SOS Moderate (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%